Expenses - Schedule of Expenses (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Amortisation
Amortisation		$ 934,710
Interest expense
Borrowings	7,263	10,033
Contingent consideration - Effective interest		223,035
Interest expense	7,263	233,068
Superannuation expense
Defined contribution superannuation expense	27,900	26,738
Employee benefits expense excluding superannuation	1,381,820	1,138,052
Share based payment expense
Share based payment expense	$ 4,634,705	$ 290,053